SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Product Information [Line Items]
Cash								$ 2,658,300
Cash, FDIC insured amount										$ 3,000,000	$ 3,000,000
Cash and cash equivalents at carrying value			$ 4,738,504	$ 3,298,474		$ 3,298,474		2,629,287	$ 4,738,504	$ 749,619	$ 1,025,675	$ 1,959,399
Inventory valuation reserves			0					0	0
Depreciation expense						16,062	$ 15,806	31,805	19,753
Investments			0					0	0
Equity method investment impairment charge			180,000						180,000
Stock option compensation							25,600	122,600	104,600
Proceeds from issuance of common stock		$ 1,683,970				2,706,346	1,830,770	1,683,970	1,322,885
Investment value			180,000						180,000
Impairment changes			180,000
Investments								0
Revenues						4,654,270	4,278,983
Income tax expense				$ 665	$ (131)	$ 30,443	$ 32,464	$ 32,385	18,308
Subsequent Event [Member] | H C Wainwright [Member] | Common Stock [Member]
Product Information [Line Items]
Proceeds from issuance of common stock	$ 2,224,048
Iveda Phils Joint Venture [Member]
Product Information [Line Items]
Investments			$ 180,000						$ 180,000
Equity method investment ownership percentage			40.00%						40.00%			40.00%
Minimum [Member]
Product Information [Line Items]
Property and equipment useful life				3 years		3 years		3 years		3 years	3 years
Maximum [Member]
Product Information [Line Items]
Property and equipment useful life				7 years		7 years		7 years		7 years	7 years
Iveda Phils Joint Venture [Member]
Product Information [Line Items]
Revenues				$ 155,750		$ 188,445
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | YOU MING HUEI CO. LTD [Member]
Product Information [Line Items]
Percentage of concentration risk									25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Chicony Power Technology [Member]
Product Information [Line Items]
Percentage of concentration risk									23.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Five Customers [Member]
Product Information [Line Items]
Percentage of concentration risk								67.00%
Concentration risk, percentage							76.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Chunghwa Telecom [Member]
Product Information [Line Items]
Percentage of concentration risk								18.00%
Concentration risk, percentage						10.00%	13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Security Integration & Consultant Technology CO., LTD [Member]
Product Information [Line Items]
Percentage of concentration risk								16.00%
Concentration risk, percentage						13.00%	19.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Chicony Power Technology Co., Ltd [Member]
Product Information [Line Items]
Percentage of concentration risk								11.00%
Concentration risk, percentage							16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | HWACOM SYSTEMS INC [Member]
Product Information [Line Items]
Percentage of concentration risk								10.00%
Concentration risk, percentage							15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Claro Enterprise Solutions [Member]
Product Information [Line Items]
Percentage of concentration risk								12.00%
Concentration risk, percentage							14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Percentage of concentration risk									48.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Other Customers [Member]
Product Information [Line Items]
Percentage of concentration risk									10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration risk, percentage						66.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | National Chung Shan [Member]
Product Information [Line Items]
Concentration risk, percentage						28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Taiwan Stock Exchange [Member]
Product Information [Line Items]
Concentration risk, percentage						15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Product Information [Line Items]
Concentration risk, percentage							10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Chunghwa Telecom [Member]
Product Information [Line Items]
Concentration risk, percentage						16.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Security Integration & Consultant Technology CO., LTD [Member]
Product Information [Line Items]
Concentration risk, percentage						33.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Product Information [Line Items]
Percentage of concentration risk								52.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | National Chung Shan [Member]
Product Information [Line Items]
Concentration risk, percentage						25.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage						74.00%